1025 Thomas Jefferson Street, N.W.	777 Brickell Avenue
Suite 400 East	Suite 500
Washington, D.C. 20007-5208	Miami, FL 33131-2803
(202) 965-8100	(305) 371-2600
Fax: (202) 965-8104	Fax: (305) 372-9928

175 Powder Forest Drive
Suite 201
Simsbury, CT 06089-9658
(860) 392-5000
Fax: (860) 392-5058

Marvin “Chip” Lunde, Esq.

(202) 965-8139

mcl@jordenusa.com

March 2, 2010

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Registrant”)

Post-Effective Amendment No. 33

Files No.  33-50208 and 811-2062

Dear Commissioners:

Enclosed for filing via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933, as amended is Registrant’s Post-Effective Amendment No. 33 to the Fund’s registration statement on Form N-1A.  Post-Effective Amendment No. 33 is being filed to reflect routine annual updating of financial and other information, as well as changes to reflect amendments to Form N-1A related to the new summary prospectus disclosure requirements.

If you have questions or comments with respect to these documents, please contact me at (202) 965-8139.  Thank you very much.

Very truly yours,

s/ Chip Lunde

Chip Lunde

Jorden Burt llp

http://www.jordenburt.com